Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (8,600,874)	$ (240,002)		$ (13,413,532)	$ (1,256,686)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	754,874	27,738		249,737	45,261
Stock-based compensation	33,972			1,414,479	1,102,044
Interest expense (Note 7)	18,608	1,691		7,285	5,477
Unrealized foreign exchange gain		(911)
Deferred tax recovery (Note 9)				(128,459)
Forgiveness of long-term debt (Note 10)					(7,461)
Change in fair value of option liability (Note 12)				3,214,286
Adjustments to reconcile net loss to cash flows provided by operating activities	(7,776,222)	(211,484)		(8,656,204)	(111,365)
Changes in operating assets and liabilities:
Accounts receivable	(299,921)	70,504		139,267	(660,737)
Prepaid expenses	(3,317,496)	(403,305)		(364,833)	23,242
Accounts payable and accrued liabilities	1,986,907	1,073,867		3,622,560	746,396
Deferred revenue	312,151	(5,718)		66,944	20,370
Income taxes payable		27		595	33,285
Net cash used in operating activities	(9,111,779)	523,891		(5,191,671)	51,191
Cash flows from investing activities
Purchase of capital assets	(4,018,919)	(171,053)		(1,339,660)
Purchase of intellectual property		(500,447)
Purchase of intangible assets				(500,447)	(68,806)
Cash acquired on acquisition of Locals Technology Inc. (Note 3)				3,420,060
Net cash provided by (used in) investing activities	(4,018,919)	(671,500)		1,579,953	(68,806)
Cash flows from financing activities
Repayments of proceeds from bank indebtedness		(337,636)		(337,636)	337,636
Lease payments	(187,103)	(26,956)		(118,886)	(46,067)
Proceeds from long-term debt		649		(23,556)	31,017
Proceeds from issuance of preference shares and Class A common shares (Note 10 and 11)		25,000,000
Proceeds from other liabilities (Note 11)				250,000
Repurchase of shares (Note 13)					(746,103)
Proceeds from issuance of preference shares and Class A common shares (Note 12 and 13)				50,000,000
Share issuance costs (Note 12)		(710,797)		(756,876)
Net cash provided by financing activities	(187,103)	23,925,260		49,013,046	(423,517)
Foreign exchange gain on cash and cash equivalents held in foreign currency					(119)
Increase (decrease) in cash and cash equivalents during the period	(13,317,801)	23,777,651		45,401,328	(441,251)
Cash – beginning of the period	46,847,375	1,446,047		1,446,047	1,887,298
Cash – end of the period	33,529,574	25,223,698	$ 1,446,047	46,847,375	1,446,047
Supplemental cash flow information
Cash paid for income taxes
Cash paid for interest				6,325	6,182
Cash paid for lease liabilities				90,881	48,526
CF ACQUISITION CORP. VI
Cash flows from operating activities
Net income (loss)	8,664,195	(1,372,278)	(1,294)	(17,908,151)
Adjustments to reconcile net loss to net cash provided by operating activities:
General and administrative expenses paid by related party	633,141	276,362		355,844
Interest income on investments held in Trust Account	(348,811)	(7,973)		(23,016)
Changes in fair value of warrant liability	(9,285,982)	(2,244,937)		10,418,045
Stock-based compensation	14,635			160,975
Changes in fair value of FPS liability	(298,391)	3,023,766		4,452,968
Changes in operating assets and liabilities:
Other assets	270,784			470,673
Accrued expenses	517,171	(34,640)	1,294	1,240,539
Payables to related party	(367,461)	87,986		451,318
Franchise tax payable	(166,742)	90,909		200,000
Deferred offering costs associated with the initial public offering		180,805		180,805
Net cash used in operating activities	(367,461)
Cash flows from investing activities
Proceeds from Trust Account to pay franchise taxes	25,565
Purchases of cash equivalents held in Trust Account	(600,009,095)
Sales and maturities of cash equivalents held in Trust Account	600,009,095
Cash deposited in Trust Account		(300,000,000)		(300,000,000)
Net cash provided by (used in) investing activities	25,565	(300,000,000)		(300,000,000)
Cash flows from financing activities
Proceeds from issuance of Class B common stock			25,000
Proceeds from related party – Sponsor loan	1,224,199	706,758		949,154
Proceeds received from initial public offering		300,000,000		300,000,000
Proceeds received from private placement		7,000,000		7,000,000
Offering costs paid		(6,424,856)		(6,424,856)
Payment of related party payable	(692,641)	(1,247,076)		(1,524,298)
Net cash provided by financing activities	531,558	300,034,826	25,000	300,000,000
Net change in cash	189,662	34,826	25,000
Cash – beginning of the period	25,000	25,000		25,000
Cash – end of the period	$ 214,662	59,826	25,000	25,000	$ 25,000
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accrued expenses			75,000
Offering costs paid with note payable to Sponsor		45,346	$ 105,805	45,346
Prepaid expenses paid with payables to related party		$ 393,452		$ 1,017,304